Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,517,000
Previously Paid Amount	0.00
Total Fee Amount	3,523.90
Total Offset Amount	0.00
Net Fee	3,523.90
Narrative - Max Aggregate Offering Price	$ 25,517,000
Final Prospectus	true